CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues
Total revenues	$ 532,874	$ 202,047
Operating expenses
Research and development expenses	(144,633)	(181,741)
Selling expenses	(26,423)	(22,221)
Administrative expenses	(41,840)	(57,521)
Total operating expenses	(421,220)	(398,801)
Income/(Loss) from operations	111,654	(196,754)
Other income/(expense), net	25,434	(3,882)
Income/(loss) before income taxes and equity in earnings of equity investees	137,088	(200,636)
Income tax (expense)/benefit	(2,730)	4,215
Equity in earnings of equity investees, net of tax	35,110	33,549
Net income/(loss)	169,468	(162,872)
Less: Net (income)/loss attributable to non-controlling interests	(917)	11
Net income/(loss) attributable to the Company	$ 168,551	$ (162,861)
Earnings/(losses) per share attributable to the Company-basic (US$ per share)	$ 0.20	$ (0.19)
Earnings/(losses) per share attributable to the Company-diluted (US$ per share)	$ 0.19	$ (0.19)
Number of shares used in per share calculation-basic	846,928,863	849,283,553
Number of shares used in per share calculation-diluted	866,990,610	849,283,553
Goods | Third parties
Revenues
Total revenues	$ 209,247	$ 136,932
Operating expenses
Costs of goods and services	(182,380)	(115,567)
Goods | Related parties
Revenues
Total revenues	4,252	1,638
Operating expenses
Costs of goods and services	(2,536)	(1,198)
Commercialization services | Third parties
Revenues
Total revenues	25,359	21,594
Operating expenses
Costs of goods and services	(23,408)	(20,553)
Services-collaboration research and development | Third parties
Revenues
Total revenues	28,718	12,335
Services-research and development | Related parties
Revenues
Total revenues	246	263
Other collaboration revenue from royalties | Third parties
Revenues
Total revenues	14,982	14,331
Other collaboration revenue from licensing | Third parties
Revenues
Total revenues	$ 250,070	$ 14,954